Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with related parties - Balance Sheets (Table)

Balance Sheet

	December 31, 2023	December 31, 2024
Long term investment
Interchart (a)	$1,380	$1,361
Starocean (h)	231	247
CCL Pool (j)	125	125
Long term investment	$1,736	$1,733

Due from related parties
Interchart (a)	3	—
Oceanbulk Maritime S.A. and its affiliates (d)	—	2
Starocean (h)	35	35
Due from related parties	$38	$37

Due to related parties
Management and Directors Fees (b)	172	178
Oceanbulk Maritime S.A. and its affiliates (d)	15	—
Iblea Ship Management Limited and its affiliates (g)	1,472	3,096
Due to related parties	$1,659	$3,274

Transactions with related parties - Income Statements (Table)

Income Statements

	Years ended December 31,
	2022	2023	2024
Voyage expenses:
Voyage expenses-Interchart (a)	$(4,140)	$(4,140)	$(4,140)
General and administrative expenses:
Consultancy fees (b)	$(543)	$(569)	$(789)
Directors compensation (b)	(185)	(201)	(172)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(37)	(38)	(38)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates (d)	(179)	(176)	(130)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(1,250)	$—	$—
Management fees- Iblea Ship Management Limited and its affiliates (g)	(3,264)	(2,728)	(2,575)
Equity in income / (loss) of investee
Interchart (a)	$59	$31	$(19)
Starocean (h)	50	29	15